Fair Value Measurement -Company's assets and liabilities that are measured at fair value (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Transfers to/from levels	$ 0	$ 0
Contingent earnout liability
Fair Value Measurement
Total Derivative Liability	445,630,296	0
Derivative private placement warrant liability
Fair Value Measurement
Total Derivative Liability	949,332	0
Derivative stock option liability
Fair Value Measurement
Total Derivative Liability	2,111,948	$ 0
Recurring
Fair Value Measurement
Total Derivative Liability	451,106,576
Recurring | Level 1
Fair Value Measurement
Total Derivative Liability	2,415,000
Recurring | Level 3
Fair Value Measurement
Total Derivative Liability	448,691,576
Recurring | Contingent earnout liability
Fair Value Measurement
Total Derivative Liability	445,630,296
Recurring | Contingent earnout liability | Level 3
Fair Value Measurement
Total Derivative Liability	445,630,296
Recurring | Derivative private placement warrant liability
Fair Value Measurement
Total Derivative Liability	949,332
Recurring | Derivative private placement warrant liability | Level 3
Fair Value Measurement
Total Derivative Liability	949,332
Recurring | Derivative public warrant liability
Fair Value Measurement
Total Derivative Liability	2,415,000
Recurring | Derivative public warrant liability | Level 1
Fair Value Measurement
Total Derivative Liability	2,415,000
Recurring | Derivative stock option liability
Fair Value Measurement
Total Derivative Liability	2,111,948
Recurring | Derivative stock option liability | Level 3
Fair Value Measurement
Total Derivative Liability	$ 2,111,948